MML SERIES INVESTMENT FUND

Supplement dated January 13, 2012 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information pertains to the MML Asset Allocation Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML NASDAQ-100® Fund, and MML Small Cap Index Fund:

Shareholders of the MML Asset Allocation Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML NASDAQ-100 Fund, and MML Small Cap Index Fund (each, a “Fund”) have approved a plan of liquidation for the MML Series Investment Fund with respect to each Fund, pursuant to which each Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Funds. More information about the liquidations will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

The following information replaces similar information for the MML Income & Growth Fund found on page 74 under the heading Investment Objective:

The Fund seeks long-term total return and current income.

The following information replaces similar information found on page 120 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

Changes to Investment Objectives and Strategies. Each Fund’s investment objective and strategies are non-fundamental and may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-11-03

MML SERIES INVESTMENT FUND

MML Asset Allocation Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Shareholders of the MML Asset Allocation Fund (the “Fund”) have approved a plan of liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MML SERIES INVESTMENT FUND

MML Concentrated Growth Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Shareholders of the MML Concentrated Growth Fund (the “Fund”) have approved a plan of liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MML SERIES INVESTMENT FUND

MML Emerging Growth Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Shareholders of the MML Emerging Growth Fund (the “Fund”) have approved a plan of liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MML SERIES INVESTMENT FUND

MML Income & Growth Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any existing supplements. It should be retained and read in conjunction with the Summary Prospectus and any existing supplements.

The following information replaces similar information under the heading Investment Objective:

The Fund seeks long-term total return and current income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-02

MML SERIES INVESTMENT FUND

MML NASDAQ-100® Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any existing supplements. It should be retained and read in conjunction with the Summary Prospectus and any existing supplements.

Shareholders of the MML NASDAQ-100® Fund (the “Fund”) have approved a plan of liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-02

MML SERIES INVESTMENT FUND

MML Small Cap Index Fund

Supplement dated January 13, 2012 to the

Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Shareholders of the MML Small Cap Index Fund (the “Fund”) have approved a plan of liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about April 27, 2012, and the liquidation proceeds of the Fund will be distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01